Note 1 - Basis of Presentation and General Information - Excess of Consideration Over Acquired Assets (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Carrying value of net assets of companies sold	$ 24,074
Less: Carrying value of net assets of companies acquired	(3,131)
Less: Consideration received in cash	(10,000)
Less: Settlement of related party payables	(1,150)
Excess of consideration over acquired assets	$ 9,793	$ 62,000